SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated December 16, 2019
to the Class F Prospectus dated January 31, 2019, as amended April 1, 2019, April 4, 2019,
June 27, 2019, July 1, 2019, July 10, 2019, August 9, 2019 and September 26, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Putnam Investment Management, LLC	Neil Desai	Since 2019	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.89%	2.06%	1.55%	1.26%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

In addition, under the same section, under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Putnam Investment Management, LLC: Putnam Investment Management, LLC (Putnam), located at 100 Federal Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages a portion of the Multi-Strategy Alternative Fund's assets allocated to Putnam. Mr. Desai, the Portfolio Manager, joined Putnam in 2012. Prior to joining Putnam, Mr. Desai was a Partner at Crosslink Capital and previously an Analyst at Tudor Investment Corp. Mr. Desai began his career as an analyst in the Global TMT Group at Merrill Lynch.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1253 (12/19)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated December 16, 2019
to the Class Y Prospectus dated January 31, 2019, as amended April 1, 2019, April 4, 2019,
June 27, 2019, July 1, 2019, August 9, 2019 and September 26, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Putnam Investment Management, LLC	Neil Desai	Since 2019	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name—Class Y Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.66%	1.81%	1.30%	1.01%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

In addition, under the same section, under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Putnam Investment Management, LLC: Putnam Investment Management, LLC (Putnam), located at 100 Federal Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages a portion of the Multi-Strategy Alternative Fund's assets allocated to Putnam. Mr. Desai, the Portfolio Manager, joined Putnam in 2012. Prior to joining Putnam, Mr. Desai was a Partner at Crosslink Capital and previously an Analyst at Tudor Investment Corp. Mr. Desai began his career as an analyst in the Global TMT Group at Merrill Lynch.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1254 (12/19)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated December 16, 2019
to the Statement of Additional Information ("SAI") dated January 31, 2019, as amended on April 4, 2019, June 27, 2019, July 1, 2019 and August 9, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, "Putnam Investment Management, LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

PUTNAM INVESTMENT MANAGEMENT, LLC—Putnam Investment Management, LLC ("Putnam"), serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Putnam, a Delaware limited liability company, has managed mutual funds since 1937 and is a registered investment advisor with the SEC.

In addition, in the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Putnam

Compensation. Putnam receives a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Putnam and SIMC. Putnam pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Multi-Strategy Alternative Fund. The following information relates to the period ended September 30, 2019.

Putnam's goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. A portfolio manager is evaluated and compensated, in part, based on his performance relative to this goal across specified products he manages.

A portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.

Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product. Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, a portfolio manager receives a fixed annual salary based on level of responsibility and experience.

The Portfolio Manager also receives a portion of the performance fees payable by private funds managed by an affiliate of Putnam (the "Private Funds") in connection with his service as a member of the Private Funds' portfolio management team.

Ownership of Fund Shares. As of September 30, 2019, Putnam's Portfolio Manager did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of September 30, 2019, in addition to the Multi-Strategy Alternative Fund, Putnam's Portfolio Manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Neil Desai	1	$411.04	1		$291.26	0	$0
	0	$0	1	*	$291.26	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Putnam may face certain potential conflicts of interest in connection with managing both the Multi-Strategy Alternative Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Putnam believes are faced by investment professionals at most major financial firms. As described below, Putnam has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•  The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•  The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•  The trading of other accounts could be used to benefit higher-fee accounts (front- running).

•  The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam's policies:

•  Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•  All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•  All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•  Front running is strictly prohibited.

•  The portfolio managers may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam's investment professionals do not have the opportunity to invest in client accounts, other than Putnam-sponsored registered investment companies. However, in the ordinary course of business, Putnam or related persons may from time to time establish "pilot" or "incubator" funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam or an affiliate. Putnam or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's portfolio managers, may also invest in certain pilot accounts. Putnam, and to the extent applicable, the portfolio managers will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation—neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam's daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the Multi-Strategy Alternative Fund and other accounts purchase or sell the same securities. On occasions when portfolio managers consider the purchase or sale of a security to be in the best interests of the Multi-Strategy Alternative Fund as well as other accounts, Putnam's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Multi-Strategy Alternative Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the Multi-Strategy Alternative Fund) in a manner which in Putnam's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam's trade oversight procedures in an attempt to ensure fairness over time across accounts.

"Cross trades," in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam has adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the Multi-Strategy Alternative Fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the Multi-Strategy Alternative Fund. Depending on goals or other factors, the portfolio managers may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the Multi-Strategy Alternative Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by portfolio managers when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the Multi-Strategy Alternative Fund from participating in the public offering, which could cause the Multi-Strategy Alternative Fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The Portfolio Manager may also face other potential conflicts of interest in managing the Multi-Strategy Alternative Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Multi-Strategy Alternative Fund and other accounts.

There are no other changes to the portfolio management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1255 (12/19)